Law Offices of

Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

March 6, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

RE: Lincoln Variable Insurance Products Trust (1940 Act File No.: 811-08090)-
        Form N-14 - Reorganization of Delaware VIP Balanced Series With and
        Into LVIP Delaware Foundation(R) Moderate Allocation Fund

Dear Sir or Madam:

     Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Lincoln Variable Insurance Products Trust (the “Registrant”). The Registration Statement is being filed to register Standard Class and Service Class shares of beneficial interest, without par value, of LVIP Delaware Foundation(R) Moderate Allocation Fund (the “Moderate Allocation Fund”), a new “shell” series of the Registrant, that will be issued to the shareholders of Delaware VIP Balanced Series (the “Balanced Series”), a series of Delaware VIP Trust, in connection with the transfer of substantially all of the assets of the Balanced Series to the Moderate Allocation Fund in exchange for Standard Class and Service Class shares of beneficial interest of the Moderate Allocation Fund, pursuant to an Agreement and Plan of Reorganization that will be voted on by shareholders of the Balanced Series at a meeting of shareholders that is currently scheduled to be held on May 18, 2009.

     The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) Prospectuses of the Moderate Allocation Fund— Standard Class and Service Class; (ii) Statement of Additional Information of the Moderate Allocation Fund— Standard Class and Service Class; (iii) Prospectuses of the Balanced Series— Standard Class and Service Class; and (iv) Annual Report of the Balanced Series for the fiscal year ended December 31, 2008.  Registrant hereby undertakes to amend the Registration Statement to include an Auditor’s consent.

     In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on April 5, 2009. The Moderate Allocation Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act. Therefore, no filing fee is due at this time.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8128.

Very truly yours,

/s/ Samuel K. Goldstein Samuel K. Goldstein

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